Investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments [Line Items]
Impairment charges	¥ 0		¥ 0	¥ 0
Recognized unrealized gains	¥ 5,000,000	$ 714,990
Yibon [Member]
Investments [Line Items]
Percentage of interest rate	30.00%	30.00%